State Street Corporation

One Lincoln Street

Boston, MA 02111

May 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Litman Gregory Funds Trust (the “Trust”)
File Nos. 333-10015, 811-07763
Post Effective Amendment No. 126

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and the Statements of Additional Information, each dated April 28, 2023, do not differ from those contained in Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 28, 2023 (Accession #0001193125-23-127415).

If you have any questions concerning this filing, you may contact me at (617) 662-1504.

Very truly yours,

/s/ Brian F. Link
Brian F. Link
Vice President

cc:	John Coughlan